Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Taxes [Abstract]
Schedule of provision (benefit) for income taxes

	For the years ended June 30,
	2017		2016		2015

Current	$		$		$
Domestic		-		-		-
Foreign		43,262		3,265,059		3,226,780
Deferred
Domestic		-		-		-
Foreign		223,291		92,180		(328,761)
Total provision for income taxes		$266,553		$3,357,239		$2,898,019

Schedule of reconciles the statutory rates
	June 30, 2017	June 30, 2016	June 30, 2015

Computed tax expense (benefit) with statutory tax rate	25.0%	25.0%	25.0%
Changes in valuation allowance	(15.4)%	(29.6)%	(2.9)%
Foreign tax differential	(5.4)%	0.4%	-%
Tax effect of non-deductible items	(7.8)%	(1.0)%	2.9%
PY Adjustment/True-up	0%	(0.2)%	-%
Effective income tax rates	(3.6)%	(5.4)%	25.0%

Schedule of deferred tax assets and liabilities
	June 30, 2017	June 30, 2016

Deferred tax assets
Non-current
Startup cost	$197,174	$201,217
Plant and equipment	(377,653)	140,283
Intangible assets	(94,156)	(49,556)
Staff Education	1,463	1,493
Provision for doubtful accounts	1,465,987	1,184,219
Impairment provision for long-lived assets, intangible assets, and reserve for prepayment, non-current	13,655,377	13,444,794
Net operating loss carryforward in China	942,624	284,276
Total non-current deferred tax assets	15,790,816	15,206,726
Valuation allowance	(15,634,007)	(14,817,756)
Total non-current deferred tax assets, net	156,809	388,970
Total deferred tax assets, net	$156,809	$388,970

Schedule of taxes payable
	June 30, 2017	June 30, 2016

Income taxes payable	$977,247	$1,126,157
VAT taxes payable	240,769	223,307
Other taxes payable	98,584	148,619
Total	$1,316,600	$1,498,083